EXPLORATION AND EVALUATION ASSETS	9 Months Ended
Sep. 30, 2023
Exploration And Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

5. EXPLORATION AND EVALUATION ASSETS

	Botswana
	Selebi	Selkirk	Total

Balance, December 31, 2022	31,146,672	677,310	31,823,982
Site operations & administration	642,581	41,132	683,713
Care and maintenance	2,289,013	-	2,289,013
Geology	2,392,480	318,587	2,711,067
Drilling	1,301,463	6,584	1,308,047
Geophysics	1,460,507	17,792	1,478,299
Engineering	5,169,574	32,789	5,202,363
Environmental, social and governance	184,441	-	184,441
Metallurgy and processing	58,517	101,692	160,209
Technical studies	20,879	7,650	28,529
Health and safety	314,540	-	314,540
Water treatment project	45,418	-	45,418
Mine development	173,885	-	173,885
Impact of foreign currency translation	(1,658,930)	(51,999)	(1,710,929)
Balance, September 30, 2023	43,541,040	1,151,537	44,692,577

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Botswana Assets - Selebi and Selkirk

On September 28, 2021, the Company executed the Selebi Asset Purchase Agreement (the “Selebi APA”) with the BCL liquidator to acquire the Selebi Assets formerly operated by BCL. On January 31, 2022, the Company closed the transaction and ownership of the Selebi Assets transferred to the Company.

Pursuant to the Selebi APA, the aggregate purchase price payable to the seller for the Selebi Assets shall be the sum of $76,862,200 (USD 56,750,000) which amount shall be paid in three instalments:

●	$2,086,830 (USD 1,750,000) payable on the closing date. This payment has been made.
●	$33,860,000 (USD 25,000,000) upon the earlier of: (a) approval by the Ministry of Mineral Resources, Green Technology and Energy Security (“MMRGTES”) of the Company’s Section 42 and Section 43 Applications (further extension of the mining licence and conversion of the mining licence into an operating licence, respectively), and (b) on the expiry date of the study phase, January 31, 2025, which can be extended for one year with written notice.
●	The third instalment of $40,632,000 (USD 30,000,000) is payable on the completion of mine construction and production start-up (commissioning) by the Company on or before January 31, 2030, but not later than four years after the approval by the Minister of MMRGTES of the Company’s Section 42 and Section 43 Applications.
●	Payment of care and maintenance funding contribution in respect of the Selebi Assets for a total of $6,164,688 (USD 5,178,747) from March 22, 2021 to the closing date. This payment has been made.

The total acquisition cost of the Selebi Assets included the first instalment of $2,086,830 (USD 1,750,000) and the payment of the care and maintenance funding contribution of $6,164,688 (USD 5,178,747) for the assets. As per the terms and conditions of the Selebi APA, the Company has the option to cancel the second and third payments and give back the Selebi Assets to the liquidator in the event where the Company determines that the Selebi Assets are not economical. The Company also has an option to pay in advance the second and third payments in the event where the Company determines that the Selebi Assets are economical. The Company’s accounting policy, as permitted by IAS 16 – Property, Plant and Equipment, is to measure and record contingent consideration when the conditions associated with the contingency are met. As of September 30, 2023, none of the conditions of the second and third instalment are met, hence these amounts are not accrued in the unaudited condensed interim consolidated financial statements.

In addition to the Selebi APA, the purchase of the Selebi Assets is also subject to a contingent compensation agreement as well as a royalty agreement with the liquidator.

PNRC also negotiated a separate asset purchase agreement (the “Selkirk APA”) with the liquidator of TNMC to acquire the Selkirk deposit and related infrastructure formerly operated by TNMC on January 20, 2022. The transaction closed on August 22, 2022.

The Selkirk APA does not provide for a purchase price or initial payment for the purchase of the assets. The acquisition cost of the Selkirk Mine of $327,109 (USD 244,954) was the care and maintenance funding contribution from April 1, 2021 to the closing date of the Selkirk APA. The Selkirk APA provides that if the Company elects to develop the Selkirk Mine first, the payment of the second Selebi instalment of $33,860,000 (USD 25,000,000) would be upon the approval by the Minister of MMRGTES of the Company’s Section 42 and Section 43 Applications (further extension of the Selkirk mining licence (years) and conversion of the Selkirk mining licence into an operating licence, respectively). For the third Selebi instalment of $40,632,000 (USD 30,000,000), if the Selkirk Mine were to be commissioned earlier than the Selebi Mines, the payment would trigger on the Selkirk Mine’s commission date.

On August 16, 2023, the Company entered into a binding commitment letter with the Liquidator of BCL Limited, which is subject to customary final documentation, to acquire a 100% interest in two additional deposits (“Phikwe South” and the “Southeast Extension”) located adjacent to and immediately north of the Selebi North mine. The impact is to extend the northern boundary of the Selebi Mining Licence by 3.7 kilometres and increase the Selebi Mining License area from 115.0 square kilometres to 153.7 square kilometres. While the remaining historic resources at Phikwe South and Southeast Extension occur within the expanded Selebi Mining Licence, the amended licence intentionally does not include the historic mine workings and infrastructure at these previously-producing properties, and the Company has no liability for historic environmental issues at those sites.

The upfront cost to the Company to acquire these additional mineral properties is USD1,000,000. In addition, the Company agreed to additional work commitments of USD5,000,000 over the next four years. As a result of the extension of the Selebi Mining Licence, the remaining asset purchase obligations of the Company outlined in the original Selebi Mines asset purchase agreement with the Liquidator will each increase by 10%, $7,436,000 (USD 5,500,000) in total, while the trigger events remain unchanged. The existing 2% net smelter royalty (“NSR”) held by the Liquidator with respect to production from the Selebi Mining Licence will also apply to production from these additional deposits, subject to the Company’s existing buy-back right for 50% of the NSR. The acquisition of the Phikwe South and Southeast Extension deposits has not yet closed as at September 30, 2023.

During the nine months ended September 30, 2023, the Company incurred $12,868,595 in exploration and development expenditures on the Selebi Assets and Selkirk Assets (September 30, 2022 - $21,783,763).

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)